Annual Total Returns- Invesco Government and Agency Portfolio (Personal Investment) [BarChart] - Personal Investment - Invesco Government and Agency Portfolio - Personal Investment Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.02%	0.03%	0.02%	0.01%	0.04%	0.12%	0.35%	1.19%	1.54%	0.19%